Commitments (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Operating lease description		During the second quarter of 2015, the Company extended the term of its Gaithersburg, Maryland office lease, effective May 7, 2015, through January 31, 2021, with one additional five-year renewal at the Company’s election. The Company is responsible for all utilities, repairs, insurance, and taxes under this operating lease. Effective July 1, 2015, the Company further modified its lease agreement to add additional leased space to its headquarters. Additionally, the Company leases office space in Denmark; this lease is currently on a month-to-month basis.
Operating leases, rent expense, net, total		$ 949,244	$ 1,000,726
Capital leases description		The Company leases computer equipment, office furniture, and equipment under various capital leases. The leases expire at various dates through 2021. The leases require monthly principal and interest payments.
Capital leases expiration date description		The leases expire at various dates through 2021.
Restructuring benefits recognized		$ 121,000
Retention expense incurred		68,000
Future minimum operating lease payments		$ 3,686,150
Designated service period of employees, description		The service periods ended in December 2017
Capital Lease Obligations [Member]
Other Commitments [Line Items]
Capital leases, income statement, amortization expense		$ 183,663	$ 161,606
Facility in Woburn, Massachusetts [Member]
Other Commitments [Line Items]
Future minimum operating lease payments		$ 1,800,000
Facility in Woburn, Massachusetts [Member] | AdvanDx [Member]
Other Commitments [Line Items]
Operating leases expiration date		Jan. 30, 2022
Gaithersburg, Maryland Office Lease [Member]
Other Commitments [Line Items]
Operating leases expiration date		Jan. 31, 2021
Operating leases additional term	5 years